Investments - Additional Information (Details) - USD ($)		12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates		$ 138,000	$ 69,000
Associates
Disclosure Of Significant Investments In Associates [Line Items]
Impairment of investment		$ 0
NMG Parent LLC
Disclosure Of Significant Investments In Associates [Line Items]
Total consideration transferred	$ 200,000,000
Farfetch Finance Limited
Disclosure Of Significant Investments In Associates [Line Items]
Name of associate		Farfetch Finance Limited
The Diem Association
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates		$ 8,400,000	$ 10,000,000	$ 10,000,000
Investments in associates derecognized		10,000,000.0
Losses on disposals of investments		$ 1,600,000
Cash received from investments in associates	$ 1,500,000
Percentage of share residual in cash	5.35%
Alanui
Disclosure Of Significant Investments In Associates [Line Items]
Name of associate		Alanui